Note 9 - Income Taxes - Components of Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2021
Current	$ 3,881,166	$ 1,904,797
Deferred	(478,918)	1,100,368
Federal Income Tax Expense (Benefit), Continuing Operations, Total	3,402,248	3,005,165
Current	944,809	554,212
Deferred	(82,821)	238,121
State and Local Income Tax Expense (Benefit), Continuing Operations, Total	861,988	792,333
Income tax	$ 4,264,236	$ 3,797,498	$ 3,797,498